Expenses - Other (losses) and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER GAINS AND (LOSSES)
Gain on foreign exchange	$ 1.4	$ 1.2
Loss on disposal of assets	(2.0)	(1.6)
(Loss) gain on revaluation of investments	(21.3)	17.4
Unrealized loss on revaluation of non-current derivative financial liabilities	(62.9)	(110.4)
Settlement and gain on revaluation of gold price option contracts	0.0	26.4
Loss on revaluation of copper price option contracts	(1.5)	0.0
Gain on foreign exchange derivative	1.5	9.0
Gain on disposal of Blackwater stream (Note 10)	147.3	0.0
Loss on sale of Blackwater (Note 10)	0.0	(30.2)
Revaluation of CSP's reclamation and closure cost obligation	(4.2)	3.4
Gain on receivable associated with Mesquite sale	0.0	12.8
Flow through share premium	1.7	0.0
Other	(2.5)	(6.3)
Total other gains (losses)	$ 57.5	$ (78.3)